Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES
9.	LEASES

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the six months ended June 30,
	2026	2025
Operating leases cost	$269,991	$202,730
Total	$269,991	$202,730

Supplemental cash flows information related to leases was as follows:

	For the six months ended June 30,
	2026	2025
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$273,482	$185,800

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

As of June 30, 2026 and December 31,2025, the weighted average remaining lease term was 1.45 years and 1.91 years and, respectively, and the weighted average discount rate was 5.5% and 5.3% for the Group’s operating leases, respectively.

The following table summarizes the maturity of lease liabilities under operating leases as of June 30, 2026:

Lease Payments
For the remaining period of 2026	272,474
2027	394,643
2028	70,000
Total lease payments	737,117
Less: imputed interest	34,532
Total	702,585
Less: current portion	517,542
Non-current portion	$185,043